SHARE CAPITAL AND SHARE PREMIUM - Summary of Movements in the Company's Share Capital and Share Premium (Details) $ in Millions	3 Months Ended
Mar. 31, 2026 USD ($) shares
Share Capital [Roll Forward]
Beginning balance	$ 2,750.4
Exercise of share options	0.2
Reclassification of vesting of restricted share units	30.4
Ending balance	$ 2,781.0
Number of shares in issue
Share Capital [Roll Forward]
Beginning balance (in shares) | shares	369,886,369
Exercise of share option (in shares) | shares	271,380
Reclassification of vesting of restricted share units (in shares) | shares	1,321,834
Ending balance (in shares) | shares	371,479,583
Share capital
Share Capital [Roll Forward]
Beginning balance	$ 0.1
Exercise of share options	0.0
Reclassification of vesting of restricted share units	0.0
Ending balance	0.1
Share premium
Share Capital [Roll Forward]
Beginning balance	2,750.3
Exercise of share options	0.2
Reclassification of vesting of restricted share units	30.4
Ending balance	$ 2,780.9